Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Revenue Recognition

Note 4 — Revenue Recognition

Revenues from Contracts with Customers

Helium and CO2 sales are recognized at the point title and control of the product is transferred to the customer, which will differ depending on the terms of each contract. Transfer of title and control drives the presentation of gathering, processing and other post-production expenses within the Company’s Condensed Consolidated Statement of Operations.

For those contracts where the Company has concluded that control of the product transfers at the tailgate of the plant, the Company recognizes revenue on a gross basis, with gathering, processing and other post-production expenses presented within the Gathering and processing expenses line item on the Company’s Condensed Consolidated Statements of Operations. Expenses and fees incurred after title and control transfers are netted against revenues.

Alternatively, for those contracts where the Company has concluded that title and control of the product transfers at or near the wellhead or inlet of the plant, the Company recognizes helium and CO2 revenues net of gathering, processing and other post-production expenses.

Performance Obligations

The Company’s contractual performance obligations arise upon the production of gas from wells in which the Company has an ownership interest. The performance obligations are considered satisfied upon control of helium and CO2 being transferred to the customer(s) at the dedicated delivery point, which in the Company’s current contract is the tailgate of the plant. The Company records revenue in the month production is delivered to the customer. Payment is unconditional once the performance obligations have been satisfied. At this time, the volume and price can be reasonably estimated and amounts due from customers are accrued in Accounts receivable, net in the Condensed Consolidated Balance Sheets. As of June 30, 2024 and December 31, 2023, there was no receivable accrued because the purchaser withheld the Company’s proceeds to offset payables owed by the Company to the purchaser.

Disaggregated Revenue Information

For the three and six months ended June 30, 2024, all of the Company’s revenue was from helium sales at the St. Johns Field.

Note 5 — Revenue Recognition

Revenues from Contracts with Customers

Helium and CO2

Helium and CO2 sales are recognized at the point in time when title and control of the product is transferred to the customer, which will differ depending on the terms of each contract. Transfer of title and control drives the presentation of gathering, processing and other post-production expenses within the Company’s Consolidated Statements of Operations.

For those contracts where the Company has concluded that control of the product transfers at the tailgate of the plant, the Company recognizes revenue on a gross basis, with gathering, processing and other post-production expenses presented within the Gathering and processing expenses line item on the Company’s Consolidated Statements of Operations. Expenses and fees incurred after title and control transfers is netted against revenues. Alternatively, for those contracts where the Company has concluded that title and control of the product transfers at or near the wellhead or inlet of the plant, the Company recognizes helium and CO2 revenues net of gathering, processing and other post-production expenses.

Performance Obligations

The Company’s contractual performance obligations arise upon the production of gas from wells in which the Company has an ownership interest. The performance obligations are considered satisfied upon control of helium and CO2 being transferred to the customer(s) at the dedicated delivery point, which in the Company’s current contract is the tailgate of the plant. The Company records revenue in the month production is delivered to the customer. Settlement statements for helium sales delivered in a given month may not be received for up to 60 days after the end of the month in which the helium was delivered. However, payment is unconditional once the performance obligations have been satisfied. At this time, the volume and price can be reasonably estimated and amounts due from customers are accrued in Accounts receivable, net in the Consolidated Balance Sheets. As of December 31, 2023 there was no receivable accrued because the purchaser withheld the Company’s proceeds to offset payables owed by the Company to the purchaser. As of December 31, 2022, there was no receivables accrued.

Disaggregated Revenue information

For the year ended December 31, 2023, all of the Company’s revenue is from helium sales at the St. Johns Field.